Capital reorganization (the "SPAC Merger") - Shares issued upon closing of BCA (Details) - shares	Dec. 18, 2023	Feb. 14, 2023
Capital Reorganization [Line Items]
Total shares issued upon closing (in shares)	29,291,884
Total shares issued upon closing , percent	100.00%
Legacy Vast shareholders
Capital Reorganization [Line Items]
Total shares issued upon closing (in shares)	20,499,999
Total shares issued upon closing , percent	70.00%
Other
Capital Reorganization [Line Items]
Total shares issued upon closing (in shares)	804,616
Total shares issued upon closing , percent	2.70%
NETC initial stockholders
Capital Reorganization [Line Items]
Total shares issued upon closing (in shares)	4,500,000
Total shares issued upon closing , percent	15.40%
Shares issued to Nabors Lux and AgCentral in connection with financing transactions
Capital Reorganization [Line Items]
Total shares issued upon closing (in shares)	3,315,700
Total shares issued upon closing , percent	11.30%
Shares issued as settlement of transaction expenses
Capital Reorganization [Line Items]
Total shares issued upon closing (in shares)	171,569	171,569
Total shares issued upon closing , percent	0.60%